SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment In Lifestreams (Details) (USD $)	Dec. 31, 2013
Summary Of Significant Accounting Policies - Investment In Lifestreams Details
Common Stock Shares Investment	250,000
Common Stock Value Investment	$ 76,000
Series A Preferred Stock Shares Investment	123,456
Series A Preferred Stock Value Investments	50,000
Warrants Shares Investment	1,305,000
Warrants Value Investment	70,000
Total value of Investment	$ 196,000